U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

	Read instructions at end of Form before preparing Form.
	Please print or type.


1.Name and address of issuer: Prudential Balanced Fund, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102-4077.

2. Name of each series or class of securities for which
this Form is filed (If the Form is being filed for
 all 	series and classes of securities of the issuer,
check 	the box but do not list series or classes):  [X]

3.	Investment Company Act File Number: 811-5055
Securities Act File Number: 33-12531

4(a).Last day of fiscal year for which this notice is filed:  July 31, 1998.

 (b).[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

	5.	Calculation of registration fee:

    (i) Aggregate sale price of securities
             sold during the fiscal year in
             reliance on rule 24(f): 			 $270,737,813
   (ii) Aggregate price of securities redeemed or
             repurchased during the fiscal year
             (if applicable):  				 $341,900,718

   iii) Aggregate price of securities redeemed or
             repurchased during any prior fiscal
   year ending no earlier than October
   11, 1995 that were not previously used
   to reduce registration fees payable to
   the Commission.					$


(iv)  Total available redemption credits
	   [add items 5(ii) and 5(iii)].	 	 $341,900,718

(v)  Net sales - If item 5(i)is greater
    than Item 5 (iv) [subtract item 5(iv)
    from item 5(i).
$_____________
(vi)  Redemption credits available for use
	   in future years.
	   -if item 5(i)is less than item 5(iv)
	   [subtract item 5(i)from item (5(iv)]  $(71,162,905)

  (vii) Multiplier for determining registration
     fee. (See instruction C.9):		   X .000278

(viii)  Registration fee due [multiply item
	   5(v) by item 5 (vii)] enter "0" if
      no fee is due.					=$0

6.  Prepaid Shares

If the response to item 5(i) was determined by         deducting an amount of
securities that were registered under the Securities Act of
1933 pursuant to rule
24e-2 as in effect before October 11, 1997, then report the amount of securities
(number of shares or other units) deducted
 here:	0	. If there is a
number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are
available for use by the issuer in future fiscal years,
 then state that number here:
0   .

7.  Interest due - if this Form is being filed
   more than 90 days after the end of the
   issuer's fiscal year (See Instruction D): +$     0

8. Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
= $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

   Method of Delivery:

			[ ]	Wire Transfer
			[ ]  Mail or other means







	SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in
the capacities and on the dates indicated.

	By (Signature and Title)	/s/ Marguerite E.H. Morrison
						Marguerite E.H. Morrison
						Assistant Secretary


	Date: October 15, 1999



























































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